Average Annual Total Returns		12 Months Ended	20 Months Ended
	Jul. 29, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	21.83%
Optimize Strategy Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Optimize Strategy Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.62%	25.03%
Optimize Strategy Index ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		22.75%	24.74%
Performance Inception Date	Apr. 22, 2024
Optimize Strategy Index ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		22.58%	24.58%
Optimize Strategy Index ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of fund shares
Average Annual Return, Percent		13.59%	19.17%